Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets [Abstract]
Classes of intangible assets

	Weighted Average Amortization Period	December 31, 2012
		COST	Accumulated Amortization	Net

Support Vector Machine (SVM) technology	108 months	$500	$56	$444

Laboratory developed test (LDT) technology	164 months	1,482	81	1,401

Flow Cytometry and Cytogenetics technology	202 months	1,000	45	955

Total		$2,982	$182	$2,800

Estimated amortization expense

Year Ending December 31,
2013	$223
2014	223
2015	223
2016	223
2017	223
Thereafter	1,685

Total	$2,800